Debt issues - By currency (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Debt issues
Short-term debt	$ 34,665	$ 32,328
Long-term debt	136,739	136,956
AUD
Debt issues
Long-term debt	38,398	41,191
CHF
Debt issues
Long-term debt	2,853	2,554
EUR
Debt issues
Long-term debt	36,605	32,182
GBP
Debt issues
Long-term debt	5,705	5,695
JPY
Debt issues
Long-term debt	72	78
NZD
Debt issues
Long-term debt	3,104	3,483
USD
Debt issues
Long-term debt	48,583	50,258
Other
Debt issues
Long-term debt	1,419	1,515
Own issuances
Debt issues
Short-term debt	34,665	32,328
US commercial paper
Debt issues
Short-term debt	25,958	22,507
EUR Commercial Paper
Debt issues
Short-term debt	4,014	1,048
Senior Debt
Debt issues
Long-term debt	93,489	91,945
Senior Debt | AUD
Debt issues
Short-term debt	1,199	1,900
Senior Debt | EUR
Debt issues
Short-term debt		483
Senior Debt | GBP
Debt issues
Short-term debt	1,834	5,313
Senior Debt | USD
Debt issues
Short-term debt	152
Senior Debt | Other
Debt issues
Short-term debt	$ 1,508	$ 1,077